UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

March 31, 2010

Semi-Annual Report

Capstone Church Capital Fund

BUILDING CHURCHES, BUILDING WEALTH

CCCF

CAPSTONE CHURCH CAPITAL FUND

LETTER TO SHAREHOLDERS

MARCH 31, 2010 (UNAUDITED)

Dear Shareholder:

We are pleased to present the Semi-Annual Report for the Capstone Church Capital Fund for the period ending March 31, 2010. The Capstone Church Capital Fund is an investment company focused on investing in church bonds and church mortgage loans. The Semi-Annual Report includes detailed information about the Fund, including performance information, portfolio holdings, financial statements and comments from the portfolio managers regarding the fixed income market and outlook.

The objective of the Fund is to provide a high level of current income with investments primarily in church mortgage bonds and church mortgage loans. Additionally, the Fund represents a unique opportunity for investors to participate in the growth and expansion of America's churches.

Fixed Income Market Overview

At the end of the first quarter of 2010, the amount and quality of developed country sovereign debt, including that of the U.S. government was of concern to fixed income investors.  In addition, the Federal Reserve Bank ended its purchase of mortgage-backed securities removing a significant support of lower home mortgage interest rates.  Yields on U.S. Treasury securities spiked at the end of the quarter amid significant Treasury debt issuance and inflationary concerns of the recently passed federal legislation (including health care reform).  There was also a steepening of the Treasury yield curve over the trailing year where the spread between the two and ten year Treasury notes reached an all-time high of 2.9% in February and ended the period at 2.8%.

Performance

The Capstone Church Capital Fund produced a 2.29% and 4.78% total return at NAV for the six month and twelve month periods ending March 31, 2010. As in prior periods, due to the relative stability of church bond market yields, portfolio income was the primary determinant of the Fund’s performance.   The credit market’s continued recovery and demand for riskier securities provided the Barclays Capital U.S. Credit Index with  3.33%  and 20.83% returns for the for the six months and year ended March 31, 2010. The relative decrease in demand for quality was reflected in the Barclays Capital Government Bond Index's negligible returns of .09% and -.19% % during the same periods, respectively.  The last six months saw some additional devaluations of church mortgage securities due to specific issue credit concerns but, overall, the portfolio's credit situation has been relatively stable over the period.  The portfolio of church mortgage securities (excluding cash) continues to maintain a healthy yield to maturity of 7.87% as of March 31, 2010.

Outlook

Although it is generally expected that the Fed will eventually have to increase short-term interest, fragile economic conditions, especially in the labor and housing sectors, appear to weigh heavily against both imminent and substantial rate hikes. Additionally, the housing market could experience another downturn if mortgage rates rise as a result of the end of the Fed’s mortgage backed securities purchases.  However, any significant improvement in the economy will certainly help church revenues thereby ensuring their ability to meet debt servicing requirements and improve the value of the collateral real estate.

Thank you for selecting the Capstone Church Capital Fund

For more information about the Capstone Church Capital Fund, we invite you to contact us at 800-262-6631. You may also visit our website at www.capstonechurchcapitalfund.com.  We value your business, and we look forward to servicing your investment needs for many years to come.

Sincerely,

Edward L. Jaroski

President

Capstone Church Capital Fund

Claude C. Cody

Portfolio Manager

Capstone Church Capital Fund

Donald McFadden

Portfolio Manager

Capstone Church Capital Fund

Capstone Church Capital Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS - 78.73% (a)

Alabama		0.80%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		$122,264
32,000	7.80%, 10/15/2025		31,555
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		22,128
23,000	7.50%, 10/10/2017		23,145
24,000	7.50%, 04/10/2018		24,022
25,000	7.50%, 04/10/2019		24,875
28,000	7.50%, 04/10/2020		27,860
30,000	7.50%, 04/10/2021		29,850
25,000	7.50%, 10/10/2018		25,030
27,000	7.50%, 10/10/2019		26,865
28,000	7.50%, 10/10/2020		27,860
32,000	8.00%, 04/10/2022		32,083
31,000	8.00%, 10/10/2021		31,074
Arizona		7.65%
	First Southern Baptist Church of Lake Havasu City, Inc.
32,000	7.60%, 03/19/2028		31,840
38,000	7.60%, 03/19/2029		37,810
41,000	7.60%, 03/19/2030		40,795
44,000	7.60%, 03/19/2031		43,780
48,000	7.60%, 03/19/2032		47,760
51,000	7.60%, 03/19/2033		50,745
55,000	7.60%, 03/19/2034		54,725
60,000	7.60%, 03/19/2035		59,700
64,000	7.60%, 03/19/2036		63,680
70,000	7.60%, 03/19/2037		69,650
75,000	7.60%, 03/19/2038		74,625
37,000	7.60%, 09/19/2028		36,815
40,000	7.60%, 09/19/2029		39,800
43,000	7.60%, 09/19/2030		42,785
46,000	7.60%, 09/19/2031		45,770
50,000	7.60%, 09/19/2032		49,750
54,000	7.60%, 09/19/2033		53,730
58,000	7.60%, 09/19/2034		57,710
62,000	7.60%, 09/19/2035		61,690
42,000	7.60%, 09/19/2036		41,790
72,000	7.60%, 09/19/2037		71,640
24,000	8.00%, 03/19/2023		24,070
25,000	8.00%, 09/19/2023		25,077
	NAOS, Inc., dba Pure Heart Christian Fellowship
2,700,000	6.90%, 07/15/2029		2,686,230
	Northwest Christian School, Phoenix
500,000	7.75%, 01/01/2034		497,400
Arkansas
	Bella Vista Assembly of God	0.20%
113,000	8.00%, 03/01/2034		112,424
California		14.62%
	First Baptist Church of Clovis

37,000	7.30%, 04/15/2024		37,137
16,000	7.30%, 04/15/2033		15,920
75,000	7.30%, 04/15/2034		74,625
81,000	7.30%, 04/15/2035		80,595
88,000	7.30%, 04/15/2036		87,560
94,000	7.30%, 04/15/2037		93,530
20,000	7.30%, 10/15/2023		20,070
20,000	7.30%, 10/15/2030		19,900
73,000	7.30%, 10/15/2033		72,635
78,000	7.30%, 10/15/2034		77,610
84,000	7.30%, 10/15/2035		83,580
90,000	7.30%, 10/15/2036		89,550
31,000	8.00%, 04/15/2022		31,081
33,000	8.00%, 10/15/2022		33,092
	Kern Christian Center
14,000	7.50%, 04/01/2019		13,930
14,000	7.50%, 04/01/2020		13,930
16,000	7.50%, 04/01/2021		15,920
15,000	7.50%, 10/01/2019		14,925
16,000	7.50%, 10/01/2020		15,920
20,000	7.60%, 04/01/2024		20,070
21,000	7.60%, 04/01/2025		20,895
20,000	7.60%, 10/01/2023		20,068
21,000	7.60%, 10/01/2024		21,078
23,000	7.60%, 10/01/2025		22,885
18,000	8.00%, 04/01/2022		17,361
16,000	8.00%, 10/01/2021		15,445
	Montecito Park Union Church
40,000	7.30%, 04/15/2023		40,132
43,000	7.30%, 04/15/2024		43,159
39,000	7.30%, 10/15/2022		39,121
41,000	7.30%, 10/15/2023		41,144
45,000	7.30%, 10/15/2024		45,171
37,000	8.00%, 04/15/2022		37,096
35,000	8.00%, 10/15/2021		35,084
	North Hills Baptist Church
34,000	7.20%, 05/15/2016		34,160
46,000	7.20%, 05/15/2017		46,271
45,000	7.20%, 11/15/2016		45,239
	Revival Pentecostal Tabernacle of San Diego
17,000	7.20%, 06/15/2020		16,912
18,000	7.20%, 06/15/2021		17,906
16,000	7.20%, 12/15/2019		15,917
17,000	7.20%, 12/15/2020		16,912
18,000	7.20%, 12/15/2021		17,906
34,000	7.30%, 06/15/2030		33,823
36,000	7.30%, 06/15/2031		35,813
39,000	7.30%, 06/15/2032		38,797
42,000	7.30%, 06/15/2033		41,782
45,000	7.30%, 06/15/2034		44,766
49,000	7.30%, 06/15/2035		48,745
53,000	7.30%, 06/15/2036		52,724
57,000	7.30%, 06/15/2037		56,704
26,000	7.30%, 12/15/2029		25,865
36,000	7.30%, 12/15/2030		35,813
39,000	7.30%, 12/15/2031		38,797
41,000	7.30%, 12/15/2032		40,787
44,000	7.30%, 12/15/2033		43,771
48,000	7.30%, 12/15/2034		47,750
50,000	7.30%, 12/15/2035		49,740
54,000	7.30%, 12/15/2036		53,719
19,000	8.00%, 06/15/2022		19,047
20,000	8.00%, 12/15/2022		20,054
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024		67,653
73,000	8.30%, 09/15/2025		72,007
	Sonrise Baptist Church of Clovis
9,000	7.60%, 01/15/2030		8,058
32,000	7.60%, 01/15/2031		28,650
35,000	7.60%, 01/15/2032		31,335
37,000	7.60%, 01/15/2033		33,126
40,000	7.60%, 01/15/2034		35,812
43,000	7.60%, 01/15/2035		38,498
46,000	7.60%, 01/15/2036		41,184
50,000	7.60%, 01/15/2037		44,765
54,000	7.60%, 01/15/2038		48,346
1,000	7.60%, 07/15/2028		895
1,000	7.60%, 07/15/2030		895
33,000	7.60%, 07/15/2031		29,545
36,000	7.60%, 07/15/2032		32,231
13,000	7.60%, 07/15/2033		11,639
42,000	7.60%, 07/15/2034		37,603
45,000	7.60%, 07/15/2035		40,288
49,000	7.60%, 07/15/2036		43,870
52,000	7.60%, 07/15/2037		46,556
31,000	7.60%, 07/15/2038		27,754
	Trinity Southern Baptist Church of Livermore, California
46,000	7.10%, 03/18/2016		45,985
53,000	7.20%, 03/18/2018		53,371
60,000	7.30%, 03/18/2029		59,700
124,000	7.30%, 03/18/2030		123,380
143,000	7.30%, 03/18/2032		142,285
153,000	7.30%, 03/18/2034		152,235
190,000	7.30%, 03/18/2036		189,050
48,000	7.20%, 09/18/2019		47,760
53,000	7.20%, 09/18/2020		52,735
96,000	7.30%, 09/18/2026		95,520
50,000	7.30%, 09/18/2027		49,750
50,000	7.30%, 09/18/2028		49,750
60,000	7.30%, 09/18/2029		59,700
128,000	7.30%, 09/18/2030		127,360
148,000	7.30%, 09/18/2032		147,260
159,000	7.30%, 09/18/2033		158,205
211,000	7.30%, 09/18/2037		209,945
228,000	7.30%, 09/18/2038		226,860
	Victory Christian Center of the Desert, Inc.
31,000	8.40%, 04/15/2021		31,062
34,000	8.40%, 04/15/2022		34,082
36,000	8.40%, 04/15/2023		36,101
40,000	8.40%, 04/15/2024		40,124
43,000	8.40%, 04/15/2025		42,781
47,000	8.40%, 04/15/2026		46,760
51,000	8.40%, 04/15/2027		50,740
55,000	8.40%, 04/15/2028		54,719
60,000	8.40%, 04/15/2029		59,694
65,000	8.40%, 04/15/2030		64,669
70,000	8.40%, 04/15/2031		69,643
76,000	8.40%, 04/15/2032		75,612
83,000	8.40%, 04/15/2033		82,577
90,000	8.40%, 04/15/2034		89,541
30,000	8.40%, 10/15/2020		30,054
32,000	8.40%, 10/15/2021		32,070
35,000	8.40%, 10/15/2022		35,091
38,000	8.40%, 10/15/2023		38,110
41,000	8.40%, 10/15/2024		41,135
45,000	8.40%, 10/15/2025		44,771
48,000	8.40%, 10/15/2026		47,755
53,000	8.40%, 10/15/2027		52,730
57,000	8.40%, 10/15/2028		56,709
62,000	8.40%, 10/15/2029		61,684
68,000	8.40%, 10/15/2030		67,653
74,000	8.40%, 10/15/2031		73,623
80,000	8.40%, 10/15/2032		79,592
87,000	8.40%, 10/15/2033		86,556
69,000	8.40%, 10/15/2034		68,648
	"The Well" Ministry of Rescue
21,000	8.40%, 05/15/2020		20,891
23,000	8.40%, 05/15/2021		22,880
25,000	8.40%, 05/15/2022		25,060
27,000	8.40%, 05/15/2023		27,073
22,000	8.40%, 11/15/2020		21,886
24,000	8.40%, 11/15/2021		24,053
26,000	8.40%, 11/15/2022		26,065
28,000	8.40%, 11/15/2023		28,081
	The United Pentecostal Church of Modesto, Inc.
43,000	7.50%, 05/21/2021		40,639
45,000	7.50%, 05/21/2022		42,529
20,000	7.50%, 11/21/2020		18,902
43,000	7.50%, 11/21/2021		40,639
53,000	7.60%, 05/21/2024		50,525
56,000	7.60%, 05/21/2025		52,926
62,000	7.60%, 05/21/2026		58,596
66,000	7.60%, 05/21/2027		62,377
71,000	7.60%, 05/21/2028		67,102
89,000	7.60%, 05/21/2031		84,114
96,000	7.60%, 05/21/2032		90,730
103,000	7.60%, 05/21/2033		97,345
112,000	7.60%, 05/21/2034		105,851
51,000	7.60%, 11/21/2023		48,608
55,000	7.60%, 11/21/2024		52,437
59,000	7.60%, 11/21/2025		55,761
69,000	7.60%, 11/21/2027		65,212
73,000	7.60%, 11/21/2028		68,992
86,000	7.60%, 11/21/2030		81,279
92,000	7.60%, 11/21/2031		86,949
99,000	7.60%, 11/21/2032		93,565
115,000	7.60%, 11/21/2034		108,687
Colorado		0.88%
	Crossroads Church of Denver, Inc.
500,000	7.50%, 11/01/2038		497,450
Connecticut		0.97%
	Full Gospel Foundation Building Ministries International
19,000	7.50%, 01/21/2021		18,901
21,000	7.50%, 01/21/2022		20,891
22,000	7.50%, 01/21/2023		21,886
24,000	7.50%, 07/21/2023		23,875
23,000	7.60%, 01/21/2026		22,880
30,000	7.60%, 01/21/2027		29,844
32,000	7.60%, 01/21/2028		31,834
35,000	7.60%, 01/21/2029		34,818
38,000	7.60%, 01/21/2030		37,802
40,000	7.60%, 01/21/2031		39,792
43,000	7.60%, 01/21/2032		42,776
29,000	7.60%, 07/21/2026		28,849
33,000	7.60%, 07/21/2028		32,828
36,000	7.60%, 07/21/2029		35,813
39,000	7.60%, 07/21/2030		38,797
42,000	7.60%, 07/21/2031		41,782
45,000	7.60%, 07/21/2032		44,766
Florida		15.27%
	Abyssinia Missionary Baptist Church Ministries, Inc.
257,000	7.50%, 03/15/2027		255,689
212,000	7.50%, 03/15/2028		210,919
187,000	7.50%, 03/15/2029		186,046
166,000	7.50%, 09/15/2027		165,153
120,000	7.50%, 09/15/2028		119,388
145,000	7.50%, 09/15/2029		144,261
290,000	7.50%, 03/15/2030		288,521
332,000	7.50%, 09/15/2030		330,307
91,000	7.50%, 03/15/2031		90,536
	Bethel Baptist Institutional Church, Inc.
150,000	7.80%, 01/21/2021		141,765
75,000	7.90%, 01/21/2026		70,883
523,000	7.90%, 01/21/2030		494,287
124,000	7.90%, 07/21/2023		118,147
251,000	7.90%, 07/21/2025		237,220
129,000	7.90%, 07/21/2026		121,918
171,000	7.90%, 07/21/2027		161,612
218,000	7.90%, 07/21/2028		206,032
259,000	7.90%, 07/21/2030		244,781
	Celebration Baptist Church of Jacksonville, Florida, Inc.
17,000	8.10%, 06/15/2015		17,126
33,000	8.20%, 12/15/2015		32,977
29,000	8.40%, 12/15/2029		28,849
69,000	8.40%, 06/15/2021		68,641
74,000	8.40%, 06/15/2022		74,170
10,000	8.40%, 06/15/2025		9,948
24,000	8.40%, 06/15/2027		23,875
199,000	8.40%, 06/15/2034		197,965
65,000	8.40%, 12/15/2020		64,662
71,000	8.40%, 12/15/2021		71,156
71,000	8.40%, 12/15/2022		71,177
23,000	8.40%, 12/15/2026		22,880
32,000	8.40%, 12/15/2030		31,834
117,000	8.40%, 12/15/2032		116,392
84,000	8.40%, 12/15/2033		83,563
70,000	8.40%, 12/15/2034		69,636
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019		70,638
78,000	8.40%, 04/20/2020		77,602
84,000	8.40%, 04/20/2021		83,572
99,000	8.40%, 04/20/2023		99,277
108,000	8.40%, 04/20/2024		108,335
44,000	8.40%, 10/20/2018		44,040
75,000	8.40%, 10/20/2019		74,617
82,000	8.40%, 10/20/2020		81,582
89,000	8.40%, 10/20/2021		88,546
86,000	8.40%, 10/20/2022		86,224
43,000	8.40%, 10/20/2025		42,781
25,000	8.40%, 04/20/2031		24,873
100,000	8.40%, 10/20/2030		99,480
	Manifestations Worldwide, Inc.
29,000	7.60%, 03/17/2025		29,110
31,000	7.60%, 03/17/2026		30,845
33,000	7.60%, 03/17/2027		32,835
36,000	7.60%, 03/17/2028		35,820
38,000	7.60%, 03/17/2029		37,810
41,000	7.60%, 03/17/2030		40,795
44,000	7.60%, 03/17/2031		43,780
48,000	7.60%, 03/17/2032		47,760
52,000	7.60%, 03/17/2033		51,740
56,000	7.60%, 03/17/2034		55,720
60,000	7.60%, 03/17/2035		59,700
65,000	7.60%, 03/17/2036		64,675
70,000	7.60%, 03/17/2037		69,650
76,000	7.60%, 03/17/2038		75,620
8,000	7.60%, 09/17/2024		8,029
29,000	7.60%, 09/17/2025		28,855
33,000	7.60%, 09/17/2026		32,835
34,000	7.60%, 09/17/2027		33,830
38,000	7.60%, 09/17/2028		37,810
41,000	7.60%, 09/17/2029		40,795
44,000	7.60%, 09/17/2030		43,780
47,000	7.60%, 09/17/2031		46,765
51,000	7.60%, 09/17/2032		50,745
54,000	7.60%, 09/17/2033		53,730
59,000	7.60%, 09/17/2034		58,705
63,000	7.60%, 09/17/2035		62,685
68,000	7.60%, 09/17/2036		67,660
73,000	7.60%, 09/17/2037		72,635
79,000	7.60%, 09/17/2038		78,605
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/5/2031		98,450
54,000	7.50%, 08/5/2029		53,185
146,000	7.50%, 02/5/2029		143,810
112,000	7.50%, 02/5/2027		110,376
	Philadelphia Haitian Baptist Church of Orlando, Inc.(c)(d)
33,000	7.70%, 05/28/2013		29,793
26,000	7.70%, 11/28/2012		23,556
34,000	7.70%, 11/28/2013		30,729
35,000	7.80%, 05/28/2014		31,447
63,000	8.40%, 05/28/2021		56,404
68,000	8.40%, 05/28/2022		60,880
30,000	8.40%, 05/28/2024		27,081
86,000	8.40%, 05/28/2025		76,996
93,000	8.40%, 05/28/2026		83,263
154,000	8.40%, 05/28/2032		137,876
64,000	8.40% 11/28/2021		57,299
32,000	8.40% 11/28/2023		28,650
33,000	8.40% 11/28/2024		29,792
91,000	8.40% 11/28/2025		81,472
98,000	8.40% 11/28/2026		87,739
42,000	8.40% 11/28/2031		37,603
156,000	8.40% 11/28/2032		139,667
	Truth For Living Ministries, Inc. ( c )
78,000	7.80%, 03/15/2024		73,726
81,000	7.80%, 09/15/2024		76,561
36,000	7.80%, 09/15/2027		34,027
49,000	7.80%, 03/15/2028		46,315
Georgia		4.55%
	Bible Baptist Church of Newnan, Inc.(c)(e)
32,000	7.60%, 03/01/2015		26,864
33,000	7.70%, 09/01/2015		27,720
11,000	7.80%, 09/01/2018		9,216
39,000	7.80%, 03/01/2018		32,858
46,000	7.80%, 03/01/2020		38,304
50,000	7.80%, 03/01/2021		41,635
45,000	7.80%, 09/01/2019		37,472
48,000	7.80%, 09/01/2020		39,970
50,000	7.90%, 03/01/2023		41,970
56,000	7.90%, 09/01/2022		47,001
38,000	7.90%, 03/01/2034		31,643
159,000	7.90%, 03/01/2036		132,399
89,000	7.90%, 09/01/2035		74,929
64,000	7.90%, 09/01/2036		53,888
54,000	8.00%, 03/01/2022		45,311
51,000	8.00%, 09/01/2021		42,784
	Restoration in the Word International Ministries, Inc.
7,000	7.80%, 11/15/2017		6,339
6,000	7.80%, 05/15/2018		5,404
7,000	7.80%, 05/15/2019		6,268
8,000	7.80%, 05/15/2020		7,163
8,000	7.80%, 05/15/2021		7,163
7,000	7.80%, 11/15/2018		6,306
8,000	7.80%, 11/15/2019		7,163
8,000	7.80%, 11/15/2020		7,163
9,000	8.00%, 05/15/2022		8,121
9,000	8.00%, 11/15/2021		8,119
	Victory Baptist Church of Loganville, Inc.
67,000	7.90% 01/15/2030		66,652
72,000	7.90% 01/15/2031		71,626
78,000	7.90% 01/15/2032		77,594
84,000	7.90% 01/15/2033		83,563
90,000	7.90% 01/15/2034		89,532
98,000	7.90% 01/15/2035		97,490
106,000	7.90% 01/15/2036		105,449
115,000	7.90% 01/15/2037		114,402
123,000	7.90% 01/15/2038		122,360
69,000	7.90% 07/15/2030		68,641
74,000	7.90% 07/15/2031		73,615
81,000	7.90% 07/15/2032		80,579
87,000	7.90% 07/15/2033		86,548
95,000	7.90% 07/15/2034		94,506
101,000	7.90% 07/15/2035		100,475
110,000	7.90% 07/15/2036		109,428
119,000	7.90% 07/15/2037		118,381
129,000	7.90% 07/15/2038		128,329
42,000	8.00% 01/15/2024		42,130
40,000	8.00% 07/15/2023		40,116
Illinois
	First Baptist Church of Melrose Park	1.70%
35,000	7.80%, 06/12/2019		34,818
37,000	7.80%, 06/12/2020		36,808
41,000	7.80%, 06/12/2021		40,787
45,000	7.80%, 06/12/2022		44,766
37,000	7.80%, 12/12/2019		36,808
40,000	7.80%, 12/12/2020		39,792
42,000	7.80%, 12/12/2021		41,782
51,000	7.90%, 06/12/2024		51,168
56,000	7.90%, 06/12/2025		55,709
43,000	7.90%, 06/12/2030		42,776
112,000	7.90%, 06/12/2034		111,418
50,000	7.90%, 12/12/2023		50,155
54,000	7.90%, 12/12/2024		54,184
86,000	7.90%, 12/12/2030		85,553
24,000	7.90%, 12/12/2033		23,875
117,000	7.90%, 12/12/2034		116,391
48,000	8.00%, 06/12/2023		48,139
45,000	8.00%, 12/12/2022		45,121
Indiana		3.64%
	Madison Park Church of God, Inc.
70,000	7.90%, 01/31/2024		70,224
100,000	7.90%, 01/31/2025		100,350
100,000	7.90%, 01/31/2026		99,480
50,000	7.90%, 01/31/2027		49,740
100,000	7.90%, 01/31/2028		99,480
193,000	7.90%, 01/31/2029		191,996
169,000	7.90%, 01/31/2032		168,121
151,000	7.90%, 07/31/2025		150,215
95,000	7.90%, 07/31/2029		94,506
306,000	7.90%, 07/31/2031		304,409
196,000	8.00%, 01/31/2023		196,549
189,000	8.00%, 07/31/2022		189,491
	Mizpah, Inc. Ebenezer Missionary Baptist Church
27,000	7.90%, 06/22/2033		26,860
29,000	7.90%, 06/22/2034		28,849
32,000	7.90%, 06/22/2035		31,834
34,000	7.90%, 06/22/2036		33,823
38,000	7.90%, 06/22/2037		37,802
24,000	7.90%, 12/22/2031		23,875
26,000	7.90%, 12/22/2032		25,865
29,000	7.90%, 12/22/2033		28,849
31,000	7.90%, 12/22/2034		30,839
33,000	7.90%, 12/22/2035		32,828
36,000	7.90%, 12/22/2036		35,813
Louisiana		3.21%
	Living Way Apostolic Church, Inc.
43,000	7.80%, 04/20/2019		42,781
49,000	7.80%, 04/20/2021		48,750
44,000	7.80%, 10/20/2019		43,776
48,000	7.80%, 10/20/2020		47,755
52,000	7.80%, 10/20/2021		51,735
73,000	7.90%, 04/20/2026		72,628
79,000	7.90%, 04/20/2027		78,597
85,000	7.90%, 04/20/2028		84,566
47,000	7.90%, 04/20/2029		46,760
100,000	7.90%, 04/20/2030		99,490
103,000	7.90%, 04/20/2031		102,475
91,000	7.90%, 04/20/2032		90,536
126,000	7.90%, 04/20/2033		125,357
136,000	7.90%, 04/20/2034		135,306
70,000	7.90%, 10/20/2025		69,643
88,000	7.90%, 10/20/2028		87,551
96,000	7.90%, 10/20/2029		95,510
103,000	7.90%, 10/20/2030		102,475
15,000	7.90%, 10/20/2031		14,924
121,000	7.90%, 10/20/2032		120,383
141,000	7.90%, 10/20/2034		140,281
53,000	8.00%, 04/20/2022		53,138
56,000	8.00%, 10/20/2022		56,157
Maryland		0.06%
	Ark of Safety Christian Church, Inc. ( c )
40,000	8.00%, 04/15/2029		35,472
Massachusetts		3.15%
	Harvest Ministries of New England, Inc.
57,000	7.30%, 02/20/2024		57,200
62,000	7.30%, 02/20/2025		62,242
67,000	7.30%, 02/20/2026		66,658
71,000	7.30%, 02/20/2027		70,638
76,000	7.30%, 02/20/2028		75,612
83,000	7.30%, 02/20/2029		82,577
89,000	7.30%, 02/20/2030		88,546
95,000	7.30%, 02/20/2031		94,515
95,000	7.30%, 02/20/2033		94,516
118,000	7.30%, 02/20/2034		117,398
127,000	7.30%, 02/20/2035		126,352
60,000	7.30%, 08/20/2024		60,222
64,000	7.30%, 08/20/2025		63,674
69,000	7.30%, 08/20/2026		68,648
75,000	7.30%, 08/20/2027		74,617
80,000	7.30%, 08/20/2028		79,592
85,000	7.30%, 08/20/2029		84,566
99,000	7.30%, 08/20/2031		98,495
63,000	7.30%, 08/20/2032		62,679
114,000	7.30%, 08/20/2033		113,419
132,000	7.30%, 08/20/2035		131,327
Michigan		0.28%
	Living Bread Ministries, Inc.
10,000	7.50%, 02/15/2016		9,081
22,000	7.50%, 02/15/2017		19,908
24,000	7.50%, 02/15/2018		21,744
26,000	7.50%, 02/15/2019		23,429
21,000	7.50%, 08/15/2016		18,992
22,000	7.50%, 08/15/2017		19,921
24,000	7.50%, 08/15/2018		21,622
26,000	7.50%, 08/15/2019		23,280
Nevada		0.12%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		16,118
18,000	7.80%, 06/01/2016		18,081
17,000	7.80%, 12/01/2015		17,143
18,000	7.80%, 12/01/2016		18,092
New Jersey		1.51%
	International Faith Ministries, Inc. ( c )
13,000	7.90%, 05/10/2023		11,735
15,000	7.90%, 05/10/2024		13,545
16,000	7.90%, 05/10/2025		14,326
24,000	7.90%, 05/10/2028		21,490
27,000	7.90%, 05/10/2029		24,176
30,000	7.90%, 05/10/2030		26,862
33,000	7.90%, 05/10/2031		29,548
36,000	7.90%, 05/10/2032		32,234
40,000	7.90%, 05/10/2033		35,816
44,000	7.90%, 05/10/2034		39,398
48,000	7.90%, 05/10/2035		42,979
52,000	7.90%, 05/10/2036		46,561
61,000	7.90%, 05/10/2037		54,619
24,000	7.90%, 11/10/2023		21,667
26,000	7.90%, 11/10/2024		23,481
28,000	7.90%, 11/10/2025		25,071
22,000	7.90%, 11/10/2027		19,699
35,000	7.90%, 11/10/2028		31,339
37,000	7.90%, 11/10/2029		33,130
41,000	7.90%, 11/10/2030		36,711
33,000	7.90%, 11/10/2031		29,548
48,000	7.90%, 11/10/2032		42,979
56,000	7.90%, 11/10/2034		50,142
61,000	7.90%, 11/10/2035		54,620
66,000	7.90%, 11/10/2036		59,097
11,000	8.00%, 05/10/2022		9,925
22,000	8.00%, 11/10/2022		19,853
North Carolina		0.10%
	Accumulated Resources of Kindred Spirits ( c )
66,000	7.75%, 12/01/2009		59,103
Ohio		2.97%
	Worldview Community Church
15,000	7.50%, 06/12/2018		15,014
60,000	7.50%, 12/12/2020		59,688
62,000	7.50%, 06/12/2021		61,678
65,000	7.50%, 12/12/2021		64,662
67,000	8.00%, 06/12/2022		67,168
70,000	8.00%, 12/12/2022		70,189
73,000	7.60%, 06/12/2023		73,226
75,000	7.60%, 12/12/2023		75,248
78,000	7.60%, 06/12/2024		78,265
82,000	7.60%, 12/12/2024		82,295
84,000	7.60%, 06/12/2025		83,563
109,000	7.60%, 06/12/2032		108,433
118,000	7.60%, 12/12/2029		117,386
127,000	7.60%, 12/12/2030		126,340
132,000	7.60%, 06/12/2031		131,314
148,000	7.60%, 12/12/2032		147,230
153,000	7.60%, 06/12/2033		152,204
159,000	7.60%, 12/12/2033		158,173
Oregon		0.05%
	Western Baptist College dba Corban College
27,000	7.50%, 02/15/2016		27,243

Pennsylvania		1.10%
	Impacting Your World Ministries, Inc.
11,000	6.20%, 09/10/2010		10,975
11,000	6.40%, 03/10/2011		11,024
18,000	6.70%, 09/10/2011		18,104
18,000	6.90%, 03/10/2012		18,135
25,000	7.00%, 09/10/2012		25,205
26,000	7.20%, 03/10/2013		26,208
34,000	7.20%, 03/10/2014		34,058
34,000	7.20%, 09/10/2013		34,133
43,000	7.20%, 09/10/2014		42,781
43,000	7.30%, 03/10/2015		42,957
47,000	7.30%, 03/10/2016		46,986
46,000	7.30%, 09/10/2015		45,968
49,000	7.30%, 09/10/2016		48,750
51,000	7.40%, 03/10/2017		51,015
52,000	7.40%, 09/10/2017		52,031
55,000	7.50%, 03/10/2018		55,374
56,000	7.50%, 09/10/2018		56,061
Rhode Island		2.16%
	The Cathedral of Life Christian Assembly
7,000	7.60%, 08/15/2037		6,964
10,000	7.50%, 08/15/2016		10,049
11,000	7.50%, 08/15/2017		11,067
15,000	7.30%, 08/15/2014		14,979
23,000	7.50%, 02/15/2021		22,883
23,000	7.50%, 08/15/2020		22,883
25,000	7.50%, 02/15/2022		24,873
25,000	7.50%, 08/15/2021		24,873
26,000	8.00%, 08/15/2022		26,068
28,000	8.00%, 02/15/2023		28,078
35,000	7.60%, 08/15/2026		34,822
37,000	7.60%, 02/15/2027		36,811
39,000	7.60%, 08/15/2027		38,801
40,000	7.60%, 02/15/2028		39,796
41,000	7.60%, 08/15/2028		40,791
43,000	7.60%, 02/15/2029		42,781
45,000	7.60%, 08/15/2029		44,770
46,000	7.60%, 02/15/2030		45,765
48,000	7.60%, 08/15/2030		47,755
50,000	7.60%, 02/15/2031		49,745
52,000	7.60%, 08/15/2031		51,735
53,000	7.60%, 02/15/2032		52,730
58,000	7.60%, 02/15/2033		57,704
58,000	7.60%, 02/15/2037		57,704
60,000	7.60%, 08/15/2033		59,694
62,000	7.60%, 02/15/2034		61,684
62,000	7.60%, 08/15/2036		61,684
65,000	7.60%, 08/15/2034		64,668
67,000	7.60%, 02/15/2035		66,658
70,000	7.60%, 08/15/2035		69,643
Tennessee		3.12%
	Grace Christian Fellowship Church, Inc.
20,000	8.40%, 07/18/2029		19,896
21,000	8.40%, 04/18/2031		20,893
30,000	8.40%, 01/18/2029		29,844
34,000	8.40%, 07/18/2024		34,102
35,000	8.40%, 10/18/2028		34,822
38,000	8.40%, 07/18/2021		37,802
38,000	8.40%, 07/18/2031		37,802
39,000	8.40%, 10/18/2021		38,801
40,000	8.40%, 01/18/2022		40,088
41,000	8.40%, 04/18/2022		41,098
41,000	8.40%, 07/18/2022		41,098
42,000	8.40%, 10/18/2022		42,109
44,000	8.40%, 01/18/2023		44,110
44,000	8.40%, 04/18/2023		44,123
45,000	8.40%, 07/18/2023		45,122
46,000	8.40%, 10/18/2023		46,133
47,000	8.40%, 01/18/2024		47,136
47,000	8.40%, 04/18/2024		47,146
50,000	8.40%, 10/18/2024		50,160
51,000	8.40%, 01/18/2025		51,163
52,000	8.40%, 04/18/2025		51,735
52,000	8.40%, 04/18/2029		51,735
54,000	8.40%, 10/18/2025		53,725
56,000	8.40%, 01/18/2026		55,709
56,000	8.40%, 04/18/2026		55,714
58,000	8.40%, 10/18/2026		57,704
60,000	8.40%, 01/18/2027		59,688
75,000	8.40%, 10/18/2029		74,618
77,000	8.40%, 01/18/2030		76,600
78,000	8.40%, 04/18/2030		77,602
81,000	8.40%, 07/18/2030		80,579
81,000	8.40%, 10/18/2030		80,587
88,000	8.40%, 10/18/2031		87,551
100,000	8.40%, 04/18/2033		99,490
Texas		6.63%
	Collin County Lighthouse Christian Fellowship, Inc.
306,000	8.00%, 04/01/2034		304,470
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		201,180
100,000	7.60%, 06/15/2018		100,080
	The Fellowship at Cinco Ranch, Inc.
25,000	7.20%, 03/19/2025		25,100
118,000	7.20%, 03/19/2026		117,410
72,000	7.20%, 03/19/2027		71,640
136,000	7.20%, 03/19/2028		135,320
146,000	7.20%, 03/19/2029		145,270
157,000	7.20%, 03/19/2030		156,215
49,000	7.20%, 03/19/2031		48,755
93,000	7.20%, 09/19/2025		92,535
122,000	7.20%, 09/19/2026		121,390
132,000	7.20%, 09/19/2027		131,340
141,000	7.20%, 09/19/2028		140,295
152,000	7.20%, 09/19/2029		151,240
162,000	7.20%, 09/19/2030		161,190
139,000	7.20%, 09/19/2031		138,305
94,000	8.00%, 03/19/2023		94,273
99,000	8.00%, 09/19/2023		99,307
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		99,500
20,000	7.80%, 06/15/2021		19,896
19,000	7.80%, 12/15/2020		18,901
23,000	7.90%, 06/15/2023		23,067
23,000	7.90%, 12/15/2022		23,062
24,000	7.90%, 12/15/2023		24,074
21,000	8.00%, 06/15/2022		21,053
21,000	8.00%, 12/15/2021		21,048
	Iglesia Templo Jerusalen
36,000	7.90%, 06/12/2033		35,813
37,000	7.90%, 12/12/2032		36,808
46,000	7.90%, 12/12/2027		45,761
48,000	7.90%, 06/12/2029		47,750
58,000	7.90%, 06/12/2028		57,698
60,000	7.90%, 12/12/2028		59,688
65,000	7.90%, 12/12/2029		64,662
68,000	7.90%, 06/12/2030		67,646
76,000	7.90%, 12/12/2033		75,605
79,000	7.90%, 12/12/2035		78,589
86,000	7.90%, 12/12/2036		85,553
93,000	7.90%, 06/12/2034		92,516
96,000	7.90%, 12/12/2034		95,501
100,000	7.90%, 06/12/2035		99,480
108,000	7.90%, 06/12/2036		107,438
Virginia		1.47%
	New Life Anointed Ministries International, Inc. ( c )
171,000	7.80%, 06/21/2020		153,096
64,000	7.80%, 06/21/2022		57,747
103,000	7.80%, 06/21/2024		93,009
100,000	7.80%, 12/21/2020		89,530
60,000	7.80%, 12/21/2023		54,168
142,000	7.80%, 12/21/2025		127,133
124,000	7.80%, 06/21/2023		111,935
115,000	7.80%, 12/21/2024		103,857
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		39,800
Washington		1.23%
	Cascade Christian Center of Skagit Valley
3,000	8.40%, 04/20/2028		2,985
4,000	8.40%, 10/20/2036		3,980
6,000	8.40%, 04/20/2035		5,969
9,000	8.40%, 04/20/2033		8,954
10,000	8.40%, 04/20/2026		9,949
11,000	8.40%, 10/20/2026		10,944
20,000	8.40%, 04/20/2027		19,898
20,000	8.40%, 10/20/2021		19,898
21,000	8.40%, 04/20/2022		21,051
22,000	8.40%, 10/20/2022		22,057
23,000	8.40%, 04/20/2023		23,065
24,000	8.40%, 04/20/2024		24,074
24,000	8.40%, 10/20/2023		24,070
26,000	8.40%, 10/20/2024		26,083
28,000	8.40%, 10/20/2030		27,857
38,000	8.40%, 04/20/2036		37,806
44,000	8.40%, 04/20/2031		43,776
46,000	8.40%, 10/20/2031		45,765
48,000	8.40%, 04/20/2032		47,755
48,000	8.40%, 10/20/2035		47,755
50,000	8.40%, 10/20/2032		49,745
54,000	8.40%, 10/20/2033		53,725
57,000	8.40%, 04/20/2034		56,709
58,000	8.40%, 10/20/2034		57,704

Washington, DC		0.94%
	Metropolitan Baptist Church
45,000	8.40%, 07/12/2018		45,031
77,000	8.20%, 01/12/2015		76,900
80,000	8.30%, 07/12/2015		80,256
98,000	8.40%, 01/12/2018		98,598
100,000	8.40%, 01/12/2027		98,600
130,000	8.40%, 01/12/2033		129,324

Wisconsin		0.35%
	Immanuel Evangelical Lutheran Church of the Town of Greenville, Outagamie County, Wisconsin
200,000	8.00%, 07/01/2034		198,960

Total Church Mortgage Bonds (Cost $45,253,501)		78.73%	44,358,440

CHURCH MORTGAGE LOANS - 10.48% (b)

California		3.38%
	Mount Olive Baptist
983,072	7.75%, 09/01/2037		978,157
	The Sound of His Voice Christian Fellowship, Inc. (c)
1,035,689	7.75%, 09/01/2037		927,356

Georgia		1.90%
	God First Ministry
1,074,166	8.75%, 08/01/2037		1,068,796

Nevada		0.76%
	Iglesia Chrisiana Verbo
429,834	9.00%, 05/01/2033		427,685

New Jersey		1.36%
	Igreja Batista
772,255	8.75%, 08/01/2038		768,393

Texas		3.02%
	Pleasant Grove Baptist
1,711,033	7.50%, 08/01/2033		1,702,478

Total Church Mortgage Loans (Cost $6,006,049)		10.42%	5,872,865

US TREASURY OBLIGATIONS (Cost $146,093)		0.29%
	US Treasury Note
150,000	4.50%, 02/15/2016		163,335

SHORT TERM INVESTMENTS		9.29%

Money Market Funds
5,234,170	Fifth Third Institutional Money Market - 0.07%*		5,234,170
	(Cost $5,234,170)

Total Investments - (Cost $56,639,813)		98.73%	$55,628,810

Other Assets Less Liabilities		1.27%	716,905

Net Assets		100.00%	$56,345,715

(a)  The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.  The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.

(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market.

(c) Security is considered non-income producing, as no interest was paid on the last interest payment date prior to March 31, 2010.
(d) The trustee of the issuer has initiated foreclosure proceedings against the bond issue.
(e) The trustee of the issuer has filed foreclosure proceedings against the bond issue.

* Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

Capstone Church Capital Fund
State Sector Diversification
March 31, 2010 (Unaudited)

The table below sets forth the diversification of the Capstone Church Capital Fund investments by State.

State Diversification - Bonds and Mortgages		Percent*
	Alabama	0.80%
	Arizona	7.65%
	Arkansas	0.20%
	California	18.00%
	Colorado	0.88%
	Connecticut	0.97%
	Florida	15.27%
	Georgia	6.45%
	Illinois	1.70%
	Indiana	3.64%
	Louisiana	3.21%
	Maryland	0.06%
	Massachusetts	3.15%
	Michigan	0.28%
	Nevada	0.88%
	New Jersey	2.87%
	North Carolina	0.10%
	Ohio	2.97%
	Oregon	0.05%
	Pennsylvania	1.10%
	Rhode Island	2.16%
	Tennessee	3.12%
	Texas	9.65%
	Virginia	1.47%
	Washington	1.23%
	Washington, DC	0.94%
	Wisconsin	0.35%
	Total Bonds and Mortgages	89.15%
Other
	U.S. Treasury Obligations	0.29%
	Short-Term Investments	9.29%
	Other	1.27%
		100.00%

* Percentages indicated are based on total net assets as of March 31, 2010.

The accompanying notes are an integral part of these financial statements.

Capstone Church Capital Fund
Statement of Assets and Liabilities
March 31, 2010 (Unaudited)

Assets:
Investments in Securities, at Fair Value (Cost $56,639,813)	$ 55,628,810
Receivables:
Interest	918,554
Prepaid Expenses	11,515
Total Assets	56,558,879
Liabilities:
Due to Advisor:
Accrued Management Fees	61,666
Accrued Administrative Fees	10,278
Expense Recoupment (Note 3)	109,087
Accrued Expenses	32,133
Total Liabilities	213,164
Net Assets	$ 56,345,715

Net Assets Consist of:
Paid In Capital	$ 57,373,255
Accumulated Undistributed Net Investment Loss	(13,813)
Accumulated Undistributed Realized Loss on Investments	(2,724)
Unrealized Depreciation in Fair Value of Investments	(1,011,003)
Net Assets, for 2,399,838 Shares Outstanding (6,200,000 Shares Authorized)	$ 56,345,715

Net Asset Value per share ($56,345,715/2,399,838)	$ 23.48
Offering Price per share (Net Asset Value per share/.985)	$ 23.84

The accompanying notes are an integral part of these financial statements.

Capstone Church Capital Fund
Statement of Operations
For the six months ended March 31, 2010 (Unaudited)

Investment Income:
Interest	$ 1,816,257
Total Investment Income	1,816,257

Expenses:
Advisory Fees (Note 3)	125,531
Transfer Agent and Accounting Fees	27,076
Administrative Fees	20,922
Registration Fees	6,424
Legal Fees	5,537
Printing and Mailing Fees	12,048
Audit Fees	16,904
Custody Fees	4,228
Trustees' Retainer and Meeting Expenses	3,222
Insurance Expense	2,453
Miscellaneous Fees	5,060
Service Fees (Note 3)	69,739
Total Expenses	299,144
Contractual Expense Recoupment (Note 3)	49,552
Voluntary Expense Waiver (Note 3)	(69,739)
Net Expenses	278,957

Net Investment Income	1,537,300

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(825)
Net Change in Unrealized Depreciation on Investments	(265,187)
Realized and Unrealized Loss on Investments	(266,012)

Net Increase in Net Assets Resulting from Operations	$ 1,271,288

The accompanying notes are an integral part of these financial statements.

Capstone Church Capital Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	3/31/2010	9/30/2009
Increase in Net Assets From Operations:
Net Investment Income	$ 1,537,300	$ 3,063,769
Net Realized Loss on Investments	(825)	-
Change in Unrealized Depreciation on Investments	(265,187)	(508,640)
Net Increase in Net Assets Resulting from Operations	1,271,288	2,555,129

Distributions to Shareholders:
Net Investment Income	(1,524,234)	(3,074,648)
Return of Capital	-	(56,894)
Total Dividends and Distributions Paid to Shareholders	(1,524,234)	(3,131,542)

Capital Share Transactions:
Proceeds from Sale of Shares	4,104,045	20,954,296
Shares Issued on Reinvestment of Dividends	1,012,800	2,142,829
Cost of Shares Repurchased	(5,725,521)	(13,817,697)
Net Increase(Decrease) from Shareholder Activity	(608,676)	9,279,428

Net Assets:
Net Increase (Decrease) in Net Assets	(861,622)	8,703,015
Beginning of Period	57,207,337	48,504,322
End of Period (Including Accumulated Undistributed Net Investment
Income (Loss) of $(13,813) and $0)	$ 56,345,715	$ 57,207,337

Share Transactions:
Shares Sold	174,180	881,190
Shares Issued on Reinvestment of Dividends	43,047	90,471
Shares Repurchased	(242,504)	(581,145)
Net Increase(Decrease) in Shares	(25,277)	390,516
Outstanding at Beginning of Period	2,425,115	2,034,599
Outstanding at End of Period	2,399,838	2,425,115

The accompanying notes are an integral part of these financial statements.

Capstone Church Capital Fund
Statement of Cash Flows
For the six months ended March 31,2010 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,271,288
Adjustments to reconcile net increase in net assets from
operations to net cash used for operating activities:
Purchase of long-term investment activities	-
Proceeds from disposition of long-term investment securities	356,759
Sale (Purchase) of short-term investments, net	176,394
Increase in Prepaid Expenses	(1,182)
Increase in Interest Receivable	(21,882)
Increase (Decrease) in Accrued Expenses	86,348
Unrealized depreciation on securities	265,188
Realized loss from investments	825
Amortization of premiums and discounts	(828)
Net cash provided by operating activities	$ 2,132,910

Cash flows provided by financing activities:
Proceeds from shares sold	$ 4,104,045
Distributions paid in cash	(511,434)
Payments for shares purchased	(5,725,521)
Net cash provided by (used for) financing activities	(2,132,910)

Net increase/(decrease) in cash	$ -

Cash (excluding short-term investments):
Beginning balance	-
Ending balance	$ -

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reivestment of dividends of $1,012,800 in 2010.

The accompanying notes are an integral part of these financial statements

Capstone Church Capital Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Year ended	Year ended	Year ended		Period Ended
	3/31/2010		9/30/2009	9/30/2008	9/30/2007		9/30/2006*

Net Asset Value, at Beginning of Year (a)	$ 23.59		$ 23.84	$ 23.98	$ 23.97		$ 24.19

Income From Investment Operations:
Net Investment Income (b)	0.66		1.33	1.43	1.55		1.50
Net Loss on Securities (Realized and Unrealized)	(0.12)		(0.21)	(0.09)	(0.09)		(0.50)
Total from Investment Operations	0.54		1.12	1.34	1.46		1.00

Distributions:
Net Investment Income	(0.65)		(1.35)	(1.48)	(1.45)		(1.22)
Return of capital	-		(0.02)	-	-		-
Total from Distributions	(0.65)		(1.37)	(1.48)	(1.45)		(1.22)

Repurchase Fees	-		-	-	-	(c)	-	(c)

Net Asset Value, at End of Year (a)	$ 23.48		$ 23.59	$ 23.84	$ 23.98		$ 23.97

Market Value (d)	$ -		$ -	$ -	$ -		$ -

Total Return (e)	2.29%		4.84%	5.75%	6.27%		4.24%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 56,346		$ 57,207	$ 48,504	$ 15,285		$ 4,540
Before Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	1.07%	(h)	1.17%	1.22%	1.96%		11.29%	(f) (h)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.43%	(h)	5.45%	5.77%	5.46%		(4.04)%	(g) (h)
After Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	1.00%	(h)	1.00%	1.00%	1.00%		1.00%	(f) (h)
Ratio of Net Investment Income to Average Net Assets	5.51%	(h)	5.62%	5.99%	6.42%		6.25%	(g) (h)
Portfolio Turnover	0.00%		4.19%	17.74%	22.59%		0.00%

(a) Price does not include sales charge. A maximum sales charge of 3.25%, unless waived or reduced, was applicable to sale of Fund shares prior to December 7, 2006.
Pursuant to a waiver by the Fund's distributor, from January 28, 2007 through January 28, 2009, no sales charge is applicable to sales of Fund shares.
A maximum sales charge of 1.50%, unless waived or reduced, is applicable to sale of Fund shares beginning January 29, 2009.
(b) Amount calculated based on average shares outstanding throughout the year.
(c) Rounds to less than $.005 per share.
(d) There is no established secondary market for the Fund's shares.
(e) Total return is computed assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges and repurchase fees.
Dividends are assumed to be reinvested at the Fund's net asset value.
(f) The ratios before reimbursements, waivers and recoupments for the period ended September 30, 2006 includes operating costs of 1.94%, organization and issuance costs of 5.85%, fees accrued under the Fund's Service Plan of .25% (all of which was voluntarily waived by the Distributor) and income taxes of 2.25% ( all of which was voluntarily reimbursed by the Advisor).
(g) The ratios after reimbursements, waivers and recoupments for the period ended September 30, 2006 is net of expenses waived or reimbursed under the Fund's expense limitation agreement with the Advisor of 7.79%, service fees voluntarily waived by the Distributor of .25% and income taxes voluntarily reimbursed by the Advisor of 2.25%.
(h) Annualized
* Fund commenced operations on October 4, 2005

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2010 (UNAUDITED)

(1)

ORGANIZATION

The Capstone Church Capital Fund (the "Fund"), formerly known as Capstone Church Bond Fund, is a non-diversified closed-end management investment company. It was formed as a Delaware statutory trust in October 2004, and is registered with the Securities and Exchange Commission (“SEC”).  The Fund’s principal business is investing its assets in mortgage bonds and mortgage loan obligations issued by churches and other Christian non-profit organizations that have a stated Christian mission. Church mortgage bonds are corporate debt securities issued by  local churches, denominations and associations, educational institutions, para-church and other Christian mission related organizations for  purposes including construction, purchase or refinancing of existing real property.  Church mortgage loans are obligations of Borrowers issued for various purposes, including construction, property purchases or refinancing of existing real property.  The Fund may invest up to 20% of its net assets plus any borrowings for investment purposes in  short-term money market instruments and other non-church mortgage bond and non-church mortgage loan investments.  Investments in short-term money market instruments will reduce the Fund’s overall portfolio maturity and may reduce the Fund’s yield.

A sales charge generally ranging from 1.50% to 1.00% of the offering price, declining to 0% for investments over $1,000,000, became effective January 29, 2009.  Prior to December 7, 2006, the Fund's shares were continuously offered subject to a sales charge generally ranging from 3.25% to .50% of the offering price.   From December 7, 2006 through January 28, 2009, the Fund’s shares were not subject to a sales charge.  Currently, there is no established secondary market for the Fund’s shares nor is one expected to develop. The Fund will, pursuant to a fundamental policy, make an offer each calendar quarter to repurchase at net asset value a portion of its outstanding shares.  The percentage of the outstanding shares subject to repurchase will be set quarterly by the Board of Trustees and will be no less than 5% and no more than 25% of the Fund’s outstanding shares.   The deadline for submitting repurchase requests is 4:00PM Eastern Time on the last business day of each calendar quarter, unless shareholders are otherwise notified.  The Fund’s net asset value for the repurchase offer will be computed no more than 14 days after the repurchase request deadline.

(2)

INVESTMENT OBJECTIVE:

The Fund’s investment objective is to provide a high level of current income.  It achieves this objective through investing in primarily in church mortgage bonds and church mortgage loans.

(3)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.  The following summarizes the significant accounting policies of the Fund.

Security Valuation

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees.  In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  Capstone Asset Management Company (“CAMCO” or “Adviser”) constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of church mortgage backed bonds from which the Fund has acquired all of its investments in church mortgage bonds and church mortgage loans.  When in the judgment of the Adviser, the fair value of an individual security, as determined utilizing the matrix formula, no longer represents the fair value of that security, the Adviser will determine a fair value of that security, which include, but is not limited to situations when the bond issuer is delinquent on interest, principal or sinking fund payments.  Factors that the Adviser might consider in establishing the fair value include, but would not be limited to, the general conditions in the church bond market and the overall financial market, the transaction price of any recent sales or purchases of the

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2010 (UNAUDITED)

security; the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer; the estimated value of the underlying collateral and the issuer’s payment history, including the consideration of default, on interest payments and/or delinquency on sinking fund payments as well as conditions for accrual of interest and consideration of the collectability of accrued interest.  In addition, the Fund also has specific procedures for treatment of defaulted bonds that are subject to foreclosure proceedings.  Factors that the Adviser might consider in establishing fair value for bonds holding foreclosed properties include, but are not limited to, independent appraisal values and the estimated costs associated with the disposition of the property.  Similar methods are used to value church mortgage loans held or to be purchased by the Fund.  The Adviser’s fair valuation process is reviewed by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly reporting and approval from the Fund’s Board of Trustees.

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in money market funds are generally priced at the money market fund’s ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  The Financial Accounting Standards Board established a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment spreads and credit risks.

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table presents information about the Fund’s assets measured at fair value as of March 31, 2010:

Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2010
Church Mortgage Bonds	$ -	$ -	$ 44,358,440	$ 44,358,440
Church Mortgage Loans	-	-	5,872,865	5,872,865
US Treasury Obligations	163,335	-	-	163,335
Short Term Investments	5,234,170	-	-	5,234,170
Total	$ 5,397,505	$ -	$ 50,231,305	$ 55,628,810

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2010 (UNAUDITED)

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 9/30/09	$44,856,832	$ 5,994,406	$ 50,851,238
Accrued Accretion/(Amortization)	484	-	484
Change in Unrealized Appreciation/(Depreciation)	(159,876)	(102,957)	(262,833)
Realized Market Gain/(Loss)	(825)	-	(825)
Net Purchase/(Sales)	(338,175)	(18,584)	(356,759)
Transfers In/(Out) of Level 3	-	-	-
Balance as of 3/31/2010	$44,358,440	$ 5,872,865	$ 50,231,305

New Accounting Pronouncements:  In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”), “Fair Value Measurements and Disclosures - Overall”.  ASU 2010-06 requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions.  In addition, transfers between all levels must be disclosed on a gross basis including the reason(s) for the transfer(s).  Purchases, sales, issuances, and settlements in the Level 3 roll forward must be disclosed on a gross basis.  The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 roll forward of activity is effective for interim and fiscal periods beginning after December 15, 2010.  Management is currently evaluating the impact ASU 2010-06 will have, if any, on the Fund’s financial statements.

Security Transactions and Investment Income

For financial reporting purposes, portfolio security transactions are recorded on the trade date.  Net realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.  Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Purchases and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $0 and $356,759, respectively, for the six months ended March 31, 2010.

Dividends and Distributions

Dividends from net investment income of the Fund are declared and paid monthly.  Distributions from net realized capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and determined in accordance with income tax regulations, which may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Federal Income Taxes

The Fund intends to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended and to distribute all of its net taxable income and net capital gains to shareholders, so as not to be subject to federal income or excise taxes.  For the six months ended March 31, 2010, the Fund qualified under the provisions and accordingly, no provision for federal income tax has been made.

As of and during the six months ended March 31, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the six months ended March 31, 2010, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for all tax years since the commencement of operations.  For all open tax years, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2010 (UNAUDITED)

financial statements.  Further, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change through September 30, 2010.

 (4)

INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc., acts as investment adviser for the Fund.  CAMCO provides investment advisory and administrative services to other investment companies, and provides investment advisory services to pension and profit-sharing accounts, corporations and individuals.  Subject to the authority of the Board of Trustees, the Adviser provides the Fund with continuous investment advisory services, in accordance with an investment advisory agreement (the "Advisory Agreement") between the Adviser and the Fund.  As compensation for its services as investment adviser, the Fund pays CAMCO, on a monthly basis, an investment advisory fee calculated daily at the annual rate of 0.45% on the first $500 million of the Fund’s average daily net assets.  The rate declines to 0.40% on the next $500 million, and to 0.375% on average daily net assets in excess of $1.0 billion.  For the six months ended March 31, 2010, the Fund incurred advisory fees of $125,531.

CAMCO also acts as administrator for the Fund.  For its services as administrator, CAMCO receives a monthly fee from the Fund calculated at the annual rate of 0.075% on the first $500 million of the Fund's average daily net assets.  The rate declines to 0.06% on the next $500 million and to 0.05% on average daily net assets in excess of $1.0 billion.  For the six months ended March 31, 2010, the Fund incurred administrative fees of $20,922.

Pursuant to an expense limitation agreement with the Fund, CAMCO has agreed, through September 30, 2010, to bear the Fund’s ordinary operating expenses to the extent such expenses exceed, in any fiscal year of the Fund, 1.00% of the Fund's average daily net assets.  Such ordinary operating expenses include, but are not limited to, the Fund’s investment advisory and administration fees and fees to other Fund service providers, but do not include payments under the Fund’s Service Plan, interest, taxes, brokerage commissions, extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business.  In the event the Fund’s average daily expenses fall below 1.00% of average daily net assets on any business day, CAMCO will be entitled to be reimbursed to the extent of its unreimbursed fee waivers/reductions or other payments during any of the previous thirty six months, provided such reimbursements do not cause the Fund’s expenses to exceed 1.00% for that day.   As of March 31, 2010, the amount of this potential reimbursement is $15,020 which expires on September 30, 2010.

 Capstone Asset Planning Company, an affiliate of CAMCO and a wholly-owned subsidiary of Capstone Financial Services, Inc., acts as the principal underwriter of the Fund’s shares pursuant to a written agreement with the Fund (the "Distribution Agreement").  The Distributor has the exclusive right to distribute shares of the Fund through unaffiliated dealers.  The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public.  The Distributor is not obligated to sell any stated number of shares. During the six months ended March 31, 2010, the distributor received sales charges of $8,418.  A maximum sales charge of 1.50% was applicable to the sale of fund shares beginning January 29, 2009.  Sales charges are waived for qualified fee-based financial advisors and non-profit organizations that have a stated Christian mission and that invest at least $50,000 in the Fund.   Prior to January 29, 2009, the sales charge was waived by the Distributor.

The Fund has adopted a Service Plan (the "Plan") which permits the Fund to compensate the Distributor for services provided and expenses incurred in connection with providing services to the Fund’s shareholders.  These services include, but are not limited to, the payment of compensation to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") to obtain various shareholder services for the Fund.  These services include, among other things, payments to employees or agents of the Distributor who assist in or support the provision of shareholder services, processing new shareholder account applications, preparing and transmitting to the Fund’s Transfer Agent information on transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.  The Plan provides that payments will be made to the Distributor at an annual rate of 0.25% of the average daily net assets of the Fund.  Out of its compensation and subject to applicable regulatory requirements, the Distributor may make reallowances to Service Organizations (which may include the Distributor itself), the amount of such reallowances to be based on the average daily net asset value of shares of the Fund held by shareholders for whom the Service Organization provides services.  Any remaining amounts not so allocated will be retained by the Distributor. During the six months ended March 31, 2010, fees accrued under the Plan were $69,739 all of which was voluntarily waived by the Distributor.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2010 (UNAUDITED)

The President and a Trustee of the Fund is President and a director of CAMCO and of the Distributor and also serves as President and director of Capstone Financial Services, Inc., parent company of CAMCO and the Distributor.  Some other officers of the Fund are also officers of CAMCO, the Distributor and Capstone Financial Services, Inc.

Mutual Shareholder Services, LLC (“MSS”) serves as the Fund’s transfer agent and fund accountant.  Under the terms of the Shareholder Servicing Agreement, MSS will be paid annual per account fees.  Under the terms of the Accounting Agreement, MSS is entitled to a monthly fee calculated at the annual rate of $36,250 on average net assets up to $75 million in addition to fees related to transfer agency services and certain other out of pocket expenses.  For the six months ended March 31, 2010, the Fund incurred transfer agent and accounting fees and expenses of $27,076.

(5)

REPURCHASE OFFERS

Pursuant to the Fund’s fundamental policy (Note 1), the Board of Trustees authorized the Fund to offer to repurchase 5% of its outstanding shares for each quarter.  In accordance with SEC guidelines, the Fund’s Board of Trustees can authorize an additional 2% of the shares outstanding if tendered shares exceed the offered amount.  During the period October 1, 2009 through March 31, 2010, the Fund repurchased shares as follows:

Repurchase request deadline	9/30/2009
Repurchase pricing Date	10/7/2009
Shares repurchased	121,246.001
Percentage of Fund shares outstanding	5.00%

Repurchase request deadline	12/31/2009
Repurchase pricing Date	1/8/2009
Shares repurchased	121,256.046
Percentage of Fund shares outstanding	5.00%

Repurchase request deadline	3/31/2010
Repurchase pricing Date	4/7/2009
Shares repurchased	121,256.046
Percentage of Fund shares outstanding	5.05%

The Fund will, under normal circumstances, price such shares that are repurchased in connection with a repurchase offer at the Fund’s net asset value (“NAV”) determined after the close of business on or about the 5th business day following the Repurchase Request Deadline, provided it appears that the use of such NAV is not likely to result in significant dilution of the NAV of either shares that are tendered for repurchase or shares that are not tendered.  This policy may be amended by the Fund’s Board of Trustees, subject to applicable regulatory limits and its fundamental policies.

(6)

FEDERAL INCOME TAXES

Cost of Investments	$56,639,813
Gross unrealized appreciation	$ 35,716
Gross unrealized depreciation	(1,046,719)
Net unrealized depreciation	(1,011,003)
Undistributed ordinary income	(13,813)
Undistributed Realized Long Term Capital Gain/(Loss)	(2,724)
Total distributable earnings	$ (1,027,538)

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2010 (UNAUDITED)

As of March 31, 2010, the difference between total distributable earnings on a book basis and tax basis is due primarily to timing differences in recognizing certain organizational expenses related to the commencement of operations and differing treatment for the recognition of interest income.

As of March 31, 2010, the Fund had a capital loss carryforward of $1,899 which expires on September 30, 2016.

The tax character of distributions paid for the six months ended March 31, 2010 was as follows:

Ordinary income	$ 1,524,234

The tax character of distributions paid for year ended September 30, 2009 was as follows:

Ordinary income	$ 3,074,648
Return of Capital	$ 56,894

Declared and Paid Distributions:

Date	Amount Paid Per Share
October 16, 2009	$ 0.110
November 20, 2009	$ 0.105
December 18, 2009	$ 0.120
January 15, 2010	$ 0.105
February 19, 2010	$ 0.105
March 19, 2010	$ 0.100

(7)

CONCENTRATION RISK

The Fund invests principally in church-related obligations that are collateralized by interests in real property.  Consequently, the Fund may be exposed to any negative developments affecting church-related institutions, as well as any negative developments affecting real property markets.

(8)

CONTINGENCIES AND COMMITMENTS

In the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

(9)

SUBSEQUENT EVENTS

Subsequent events occurring after March 31, 2010 have been evaluated for potential impact to this report through the date this report was available to be issued.

CAPSTONE CHURCH CAPITAL FUND

ADDITIONAL INFORMATION

MARCH 31, 2010 (UNAUDITED)

PROXY VOTING GUIDELINES

Because the securities in which the Fund invests do not have voting rights, the Fund does not have proxy voting guidelines.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-262-6631.  The portfolio holdings are also available at www.churchbondfund.com.

ADVISORY RENEWAL AGREEMENT

At its meeting held February 23, 2010, the Board of Trustees (“Board”) of Capstone Church Capital Fund (“Fund”) conducted its regular annual review of the investment advisory contract between the Fund and Capstone Asset Management Company (“CAMCO”).  No changes were proposed to the contract and its continuation was approved unanimously by the full Board and by the independent trustees.  At the commencement of the review session, Mr. Edward Jaroski, President of CAMCO and of the Fund, reviewed with the trustees information that had been distributed to them prior to the meeting, in response to a request for information from Fund counsel.  He also reviewed in detail the business plans for Capstone Financial Services, Inc. (“Capstone”) and its various subsidiaries noting that Capstone had made certain adjustments to its organization chart, including certain reassignments of personnel.  He also reviewed the amount of assets under management by the Capstone organization and anticipated future growth.  In response to a question from the trustees, Mr. Jaroski discussed the advisory fee rates charged by CAMCO and its advisory affiliates to their non-Fund clients.  Mr. Richard Nunn, senior vice president and chief compliance officer of CAMCO and the Funds, then reviewed CAMCO’s profitability analysis with the trustees and responded to questions.

Following this discussion, the CAMCO personnel left the room and the independent trustees continued their deliberations with Fund counsel.  Counsel reviewed with the independent trustees their legal responsibilities in reviewing the Fund’s investment advisory contract and the factors they should consider in their review.  It was noted that, as part of the review, the trustees would also consider the continuation of the Fund’s administration agreement with CAMCO.  The independent trustees discussed the information they had received and reviewed prior to the meeting, as well as the matters discussed by Messrs. Jaroski and Nunn at the meeting.  They discussed the nature and quality of CAMCO’s services to the Fund, information concerning CAMCO’s profitability, and the various sources of fees and ancillary benefits to CAMCO due to its relationships with the Fund.  They reviewed the formulation and amount of the Fund’s investment advisory fees and administration fees, noting that each fee schedule contained breakpoints designed to give the Fund the advantages of potential economies of scale at higher asset levels.  They considered information on fees paid by other bond funds but noted that the Fund was unique as a closed-end interval focused on church mortgage and church loan investments and was not closely comparable to other funds.  Nevertheless, they noted that the Fund’s fees were within the range of those paid by other bond funds deemed comparable for this purpose.  In considering the reasonableness of the Fund’s advisory fees, the directors also reviewed information concerning fees charged by CAMCO to its other clients.  The independent trustees reviewed the Fund’s expenses and expense ratio and determined them to be reasonable.  The independent trustees also considered various other sources of income to CAMCO and its affiliates due to their relationship with the Fund, including amounts retained by the Fund’s distributor, Capstone Asset Planning Company, from the Fund’s front-end sales charge.  They noted that no fees under the Service Plan had been paid during the year.  The independent trustees particularly considered CAMCO’s overall performance of its services to the Fund and the Fund’s performance under the difficult market conditions of the past two years.  They noted that the procedures CAMCO had put in place to deal with problems posed by these market conditions appeared to be working well and that CAMCO continued to be forthcoming with the trustees concerning developments.  The independent trustees noted that Fund expenses were being well-controlled.  The independent trustees also particularly noted that the overall health of CAMCO and the other Capstone entities appeared to be good.  Following further discussion, the independent trustees voted unanimously to approve the continuation of the Fund’s investment advisory agreement and its administration agreement for an additional year.  They reported their review and conclusions to the full Board.  After discussion, the full Board also unanimously approved the continuation of each agreement.

CAPSTONE CHURCH CAPITAL FUND

Trustees and Executive Officers

MARCH 31, 2010 (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the Trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by the Trustees and their affiliations, if any, with Capstone Asset Management Company ("Adviser") and Capstone Asset Planning Company (the "Distributor").

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held By Trustee

Interested Trustee

Edward L. Jaroski * 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 62	Trustee, President & Chairman of the Board	From 2004	President and Director of Capstone Asset Management Company, Capstone Asset Planning Company and Capstone Financial Services, Inc.; President, CEO and Director of Capstone Financial Solutions, LLC and CFS Consulting Services, LLC .	6	Director and finance committee chairman, Theater under the Stars

Independent Trustees

John R. Parker 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 63	Trustee	From 2004	Self-employed Investor Consultant	6	None

James F. Leary 15851 N. Dallas Parkway #500 Addison, TX 75001 Age: 79	Trustee	From 2004	Financial Consultant; Managing Director of Benefit Capital Southwest	6	Director-Highland Funds Group; Director-Pacesetter Capital Group; Director-Homeowners of America Insurance Company since 2006.

Leonard B. Melley, Jr. ** 6216 Yadkin Road Fayetteville, NC 28303 Age: 50	Trustee	From 2004	CEO/President of Freedom Stores, Inc.	6	None

John M. Briggs, CPA 435 Williams Road Wynnewood, PA 19096-1632 Age: 59	Director	From 2005	CPA, Treasurer, Philadelphia Affiliate of the Susan G. Komen Breast Cancer Foundation since February, 2005; formerly Partner of Briggs, Bunting & Dougherty, LLP, a registered public accounting firm for more than five years.	6	Director-Healthcare Services Group, Inc.

Executive Officers

Donald R. McFadden 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 53	Sr. Vice President	From 2004	Sr. Vice President of Capstone Asset Management Company and CFS Consulting Services, LLC (Nov 2008-Present)	N/A	None

Richard A. Nunn 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 63	Sr. Vice President, Secretary and Chief Compliance Officer	From 2004

Senior Vice President and Chief Compliance Officer of Capstone Asset Management Company; Senior Vice President and Secretary of Capstone Financial Services, Inc.; Senior Vice President and Director of Capstone Asset Planning Company, 2004-2009; Secretary of Capstone Asset Planning Company, 2004-Present; Senior Vice President, CCO and Secretary of Capstone Financial Solutions, LLC from November 2008 – Present; Secretary of CFS Consulting Services, LLC from November 2008-Present; Officer of other Capstone Funds, 2004- present; MGL Consulting Corporation, independent consultants, Vice President Regulatory Affairs, 2000-present

				N/A	None

Kimberly A. Wallis 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 42	Asst. Vice President Compliance; also, since August 24, 2006, Asst. Secretary	From 2004

Asst. Vice President Compliance and Assistant Secretary of Capstone Asset Management Company; Vice President Compliance, Chief Compliance Officer and Assistant Secretary of Capstone Asset Planning Company; Asst. Vice President Compliance and Asst. Secretary of Capstone Financial Solutions, LLC from November 2008 - Present; Assistant Secretary of CFS Consulting Services, LLC from November 2008 – Present; Officer of other Capstone Funds, 2004-present.

				N/A	None

Carla Homer 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 50	Treasurer and Principal Financial Accounting Officer	From 2004

Treasurer of Capstone Asset Management Company, Capstone Asset Planning Company and Capstone Financial Services, Inc.; Treasurer of Capstone Financial Solutions, LLC and CFS Consulting Services, LLC from November 2008 – Present; Officer of other Capstone Funds

				N/A	None

*

Mr.  Jaroski is an "interested person" of the Capstone Church Bond Fund, as defined in the Investment Company Act of 1940, because of his position with the Adviser and Administrator and the Distributor.

**	Mr. Melley is married to the sister of Mr. Jaroski's wife.

Capstone Church Capital Fund

BUILDING CHURCHES, BUILDING WEALTH

Capstone Church Capital Fund

For more complete information about the Capstone Church Capital Fund, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Capstone Asset Planning Company
5847 San Felipe, Suite 4100
Houston, Texas 77057
1-800-262-6631
info@capstonechurchcapitalfund.com

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable – schedule filed with Item 1.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changed in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date June 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date June 3, 2010

By /s/Carla Homer

* Carla Homer

   Treasurer

Date June 3, 2010

* Print the name and title of each signing officer under his or her signature.